ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES (Details) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Subtotals	$ 215,400	$ 242,030
Subtotals	8,115,233	7,093,653
Issued debt instruments and other financial liabilities	8,330,633	7,335,683
Mortgage Finance Bonds [Member]
Disclosure of financial liabilities [line items]
Subtotals	25,490	34,479
Senior Bonds [Member]
Disclosure of financial liabilities [line items]
Subtotals	7,198,865	6,186,760
Mortgage Bonds [Member]
Disclosure of financial liabilities [line items]
Subtotals	94,921	99,222
Subordinated Bonds [Member]
Disclosure of financial liabilities [line items]
Subtotals	795,957	773,192
Obligations To Public Sector [Member]
Disclosure of financial liabilities [line items]
Subtotals	32,449	59,470
Other Domestic Obligations [Member]
Disclosure of financial liabilities [line items]
Subtotals	175,210	175,389
Foreign Obligations [Member]
Disclosure of financial liabilities [line items]
Subtotals	$ 7,741	$ 7,171